Notes Payable (Details) - Schedule of fair value of financial instruments - FF Intelligent Mobility Global Holdings Ltd [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Notes Payable [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal	$ 57,293	$ 53,185
Accrued interest	13,769	6,382
Interest expense	7,387	6,382
Unrealized foreign exchange (gain) loss on principal	4,108	(994)
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments
Proceeds
Notes Payable One [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal	8,581	8,581
Accrued interest	1,418	557
Interest expense	861	557
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments		3,000
Interest payments
Proceeds
Notes Payable Two [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal	17,637	17,637
Accrued interest	2,637	879
Interest expense	1,768	879
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments
Proceeds		17,637
Notes Payable Three [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal	900	900
Accrued interest	143	42
Interest expense	90	42
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments
Proceeds		900
Notes Payable Four [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal	10,600	10,600
Accrued interest	2,547	1,272
Interest expense	1,275	1,272
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments		600
Proceeds
Notes Payable Five [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal	1,500	1,500
Accrued interest	587	204
Interest expense	203	204
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments
Proceeds
Notes Payable Six [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal	7,000	7,000
Accrued interest	1,682	840
Interest expense	842	840
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments
Proceeds
Notes Payable Seven [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal	4,400	4,400
Accrued interest	314	230
Interest expense	84	50
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments
Proceeds
Notes Payable Eight [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal	2,240	2,240
Accrued interest	202	17
Interest expense	185	17
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments
Proceeds		2,240
Notes Payable Nine [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal	300
Accrued interest	23
Interest expense	23
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments
Proceeds	300
Notes Payable Ten [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal	3,677	3,440
Accrued interest	2,314	1,535
Interest expense	637	635
Unrealized foreign exchange (gain) loss on principal	237	(56)
Unrealized foreign exchange (gain) loss on accrued interest	142
Principal payments
Interest payments
Proceeds
Notes Payable Eleven [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal	4,140	3,155
Accrued interest	569	299
Interest expense	235	303
Unrealized foreign exchange (gain) loss on principal	219	(1)
Unrealized foreign exchange (gain) loss on accrued interest	35
Realized foreign exchange (gain) on principal		(205)
Principal payments		8,155
Interest payments
Proceeds	766	11,515
Notes Payable Twelve [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal	4,597	4,300
Accrued interest
Interest expense
Unrealized foreign exchange (gain) loss on principal	297	(71)
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments
Proceeds
Notes Payable Thirteen [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal	729
Accrued interest	19
Interest expense	19
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments	32
Interest payments
Proceeds	761
Notes Payable Fourteen [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal	380	500
Accrued interest	99	54
Interest expense	45	54
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments	120	1,000
Interest payments
Proceeds		1,500
Notes Payable Fifteen [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal
Accrued interest	4	4
Interest expense		4
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments		3,600
Interest payments
Proceeds		3,600
Notes Payable Sixteen [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal	180	180
Accrued interest	10	4
Interest expense	6	4
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments
Proceeds		180
Notes Payable Seventeen [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal	1,200	2,700
Accrued interest	192	26
Interest expense	171	26
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments	1,500
Interest payments	5
Proceeds		2,700
Notes Payable Eighteen [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal	1,500	1,500
Accrued interest	95	52
Interest expense	43	43
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments
Proceeds
Notes Payable Nineteen [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal
Accrued interest
Interest expense		565
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments		17,000
Interest payments		565
Proceeds
Notes Payable Twenty [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal
Accrued interest
Interest expense		213
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments		21,668
Interest payments
Proceeds		15,000
Notes Payable Twenty One [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal
Accrued interest
Interest expense		208
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments		4,200
Interest payments		420
Proceeds
Notes Payable Twenty Two [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal	15,000
Accrued interest
Interest expense
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments
Proceeds	15,000
Notes Payable Twenty Three [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal	15,000
Accrued interest
Interest expense	366
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments	366
Proceeds	15,000
Notes Payable Twenty Four [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal	11,635
Accrued interest	1,177
Interest expense	933
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments
Proceeds
Notes Payable Twenty Five [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal	9,168
Accrued interest	65
Interest expense	65
Unrealized foreign exchange (gain) loss on principal
Unrealized foreign exchange (gain) loss on accrued interest
Principal payments
Interest payments
Proceeds	$ 9,168